UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22310

ETF Managers Trust

_______________________________________
(Exact name of registrant as specified in charter)

30 Maple Street, Suite 2
Summit, NJ 07901

-_______________________________________
(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Centerville Road, Suite 400

Wilmington, DE 19808

____________________
(Name and address of agent for service)

(908) 897-0518

_________________________________________________

Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2019

Date of reporting period: December 31, 2018

Item 1. Schedule of Investments.

ETFMG Alternative Harvest ETF
Schedule of Investments (Unaudited)
December 31, 2018
	Shares	Value
COMMON STOCKS - 97.3%
Australia - 0.8%
Pharmaceuticals - 0.8%
Cann Group Ltd. (a)	3,171,387	$ 4,579,377

Canada - 61.8%
Investment Companies - 13.6%
Canopy Rivers, Inc. (a)	2,336,693	5,306,850
Cronos Group, Inc. (a) ^	6,965,942	72,376,137
Total Investment Companies		77,682,987
Pharmaceuticals - 48.2%
Aphria, Inc. (a) ^	2,458,322	13,987,852
Aurora Cannabis, Inc. (a) ^	7,761,498	38,552,157
Auxly Cannabis Group, Inc. (a)	23,406,660	15,604,658
CannTrust Holdings, Inc. (a)	4,131,575	19,886,321
Canopy Growth Corp. (a) ^	1,484,982	39,901,466
Emerald Health Therapeutics, Inc. (a)	6,680,736	13,851,097
Green Organic Dutchman Holdings Ltd. (a)	12,896,337	23,242,076
HEXO Corp. (a)	5,973,923	20,613,606
Newstrike Resources Ltd. (a)	20,770,598	5,934,540
Organigram Holdings, Inc. (a)	6,339,140	22,477,559
Supreme Cannabis Co., Inc. (a)	12,606,646	12,191,213
TerrAscend Corp. (a)	1,515,291	6,460,892
Tilray, Inc. (a) ^	539,628	38,065,359
Vivo Cannabis, Inc. (a)	8,297,777	4,316,120
Total Pharmaceuticals		275,084,916
Total Canada		352,767,903

Denmark - 0.6%
Tobacco - 0.6%
Scandinavian Tobacco Group AS	307,898	3,706,402

Hong Kong - 0.6%
Chemicals - 0.6%
Huabao International Holdings Ltd.	8,660,243	3,682,835

Italy - 1.7%
Machinery - 1.7%
Gima TT SpA	1,300,961	9,720,773

Japan - 2.0%
Tobacco - 2.0%
Japan Tobacco, Inc.	469,233	11,200,746

Mexico - 0.00%
Construction & Engineering - 0.00%
Empresas ICA SAB de CV (a)(b)	155,893	-
ETFMG Alternative Harvest ETF
Schedule of Investments (Unaudited)(Continued)
December 31, 2018
	Shares	Value
Sweden - 1.6%
Tobacco - 1.6%
Swedish Match AB	231,069	$ 9,101,163

United Kingdom - 6.6%
Pharmaceuticals - 3.3%
GW Pharmaceuticals PLC - ADR (a)	190,396	18,542,666
Tobacco - 3.3%
British American Tobacco PLC	268,381	8,551,961
Imperial Brands PLC	340,722	10,322,937
Total Tobacco		18,874,898
Total United Kingdom		37,417,564

United States - 21.6%
Biotechnology - 8.5%
Arena Pharmaceuticals, Inc. (a)	316,684	12,334,842
Cara Therapeutics, Inc. (a)	600,342	7,804,446
Corbus Pharmaceuticals Holdings, Inc. (a)	3,958,561	23,117,996
Insys Therapeutics, Inc. (a) ^	1,471,368	5,149,788
Total Biotechnology		48,407,072
Chemicals - 1.8%
Scotts Miracle-Gro Co.	166,876	10,256,199
Paper & Forest Products - 1.6%
Schweitzer-Mauduit International, Inc.	354,237	8,873,637
Tobacco - 9.7%
22nd Century Group, Inc. (a) ^	4,569,184	11,377,268
Altria Group, Inc.	186,754	9,223,780
Philip Morris International, Inc.	135,052	9,016,072
Turning Point Brands, Inc.	292,549	7,963,184
Universal Corp.	172,739	9,353,817
Vector Group Ltd.	884,034	8,601,651
Total Tobacco		55,535,772
Total United States		123,072,680
TOTAL COMMON STOCKS (Cost $710,248,309)		555,249,443

ETFMG Alternative Harvest ETF
Schedule of Investments (Unaudited)(Continued)
December 31, 2018
		Value
COLLATERAL FOR SECURITIES LOANED - 23.4% +
Stock Loan Cash Collateral - 23.4%
Stock Loan Cash Collateral (Cost 133,808,129)		$ 133,808,129

Total Investments (Cost $844,056,438) - 120.7%		$ 689,057,572
Liabilities in Excess of Other Assets - (20.7)%		(118,370,886)
TOTAL NET ASSETS - 100.0%		$ 570,686,686

Percentages are stated as a percent of net assets.
AB - Aktiebolag
ADR - American Depositary Receipt
PLC - Public Limited Company
(a) Non-income producing security.
(b)	Includes a security that is categorized as Level 3 per the Trust's fair value hierachy. This security represents $0 or 0.00% of the Fund's net assets and is classified as a Level 3 security.
+ Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $133,808,129 as of December 31, 2018.
^ All or a portion of this security is out on loan as of December 31, 2018. Total value of securities out on loan is $133,808,129.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P,

The following is a summary of significant accounting policies consistently followed by ETFMG Alternative Harvest ETF. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

 Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of December 31, 2018, ETFMG Alternative Harvest held one fair valued security. More detail on the security can be found in their respective Schedule of Investments.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used as of December 31, 2018 for the Fund’s assets and liabilities measured at fair value:

ETFMG Alternative Harvest ETF
Assets^	Level 1	Level 2	Level 3		Total
Common Stocks	$555,249,443	$-	$-	(a)	$555,249,443
Collateral for Securities Loaned*	-	-	-		133,808,129
Total Investments in Securities	$555,249,443	$-	$-		$689,057,572

^ See Schedule of Investments for classifications by country and industry.
(a) Includes a security valued at $0.

The ETFMG Alternative Harvest ETF held a Level 3 security at the end of the period. The security classified as Level 3 is deemed immaterial. This security transferred from Level 1 to Level 3 due to being previously priced in an active market. There were no transfers into or out of Level 2 during the period ended December 31, 2018. Transfers between levels are recognized at the end of the reporting period.

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ETF Managers Trust

By (Signature and Title)__ _\s\ Samuel Masucci, III__________________________

Samuel Masucci, III, Principal Executive Officer

Date 2/25/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* _________\s\ Samuel Masucci, III________________

Samuel Masucci, III, Principal Executive Officer

Date____________2/25/2019___________________________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* ___\s\ John A. Flanagan___________________

John A. Flanagan, Principal Financial Officer

Date________________2/25/2019_________________________________________

* Print the name and title of each signing officer under his or her signature.